Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial Risk Management [Abstract]
Schedule of Trade Receivables	The following table sets forth details of the age of trade receivables and other receivables:
As at	June 30, 2024	June 30, 2023
To due become
Up to 3 months	$471,500	$450,728

Schedule of Contractual Maturity Date	The table below analyzes the Company’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date.
	Maturity date
	Within 1 year or on demand	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Without any established term	Total
June 30, 2024
Trade Payables	3,414,686	-	10,115,600	-	-	13,530,286
Other liabilities	1,471,033	181,768	-	-	-	1,652,801
Financial debts	2,351,893	402,781	15,109,288	-	-	17,863,962
Subtotal	$7,237,612	$584,549	$25,224,888	$-	$-	$33,047,049

Warrant	555,500	-	-	-	-	555,500
Subtotal	555,500	-	-	-	-	555,500
Total	$7,793,112	$584,549	$25,224,888	$-	-	33,602,549

June 30, 2023
Trade Payables	7,479,614	-	-	-	-	7,479,614
Other liabilities	1,776,438	180,197	-	-		1,956,635
Financial debts	2,578,100	72,831	108,638	-	-	2,759,569
Subtotal	$11,834,152	$253,028	$108,638	$-	$-	$12,195,818

Warrant	887,689	-	-	-	-	887,689
Subtotal	887,689	$-	$-	$-	$-	$887,689
Total	$12,721,841	$253,028	$108,638	$-	$-	$13,083,507

Schedule of Foreign Currency Denominated Monetary Assets and Monetary Liabilities	The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities at the reporting date are as follows:
	Assets		Liabilities
Currency	2024	2023	2024	2023
Argentine pesos	156,291	765,690	292,203	50,073
U.S. Dollar	695,307	368,186	1,491,998	2,227,751
Pound sterling	24	22,062	12,647	-
Euro	-	-	167,072	-
The sensitivity analysis includes only the outstanding monetary items denominated in foreign currency and adjusts its conversion at the end of the period for a 10% change in exchange rates.
	(+10%) Impact to profit or loss before tax		(-10%) Impact to profit or loss before tax
	Assets		Liabilities
Currency	2024	2023	2024	2023
Argentine pesos	15,629	76,569	(29,220)	(5,007)
U.S. Dollar	69,531	36,819	(149,200)	(222,775)
Pound sterling	2	2,206	(1,265)	-
Euro	-	-	(16,707)	-

Schedule of Fair Value of the Company’s Financial Instruments and Non-financial Derivatives	The following represents the carrying value and fair value of the Company’s financial instruments and non-financial derivatives:
Recurring measurements	Note	As of June 30, 2024	As of June 30, 2023
Financial Assets
Amortized costs
Cash and cash equivalents	(i)	3,296,554	2,064,079
Trade and other receivables	(i)	11,631,118	10,454,301

Fair value through profit or loss
Cash and cash equivalents	(ii)	2,093,374	463,594
Short-term investments	(ii)	-	306,034
Total financial assets		$17,021,046	$13,288,008

Financial Liabilities
Amortized costs
Trade and other payables	(i)	12,662,290	9,340,571
Financial debts	(i)	14,259,391	2,645,289
Lease liabilities	(i)	421,887	-
Fair value through profit or loss
Warrant liabilities	(ii)	555,500	887,689
Total financial liabilities		$27,899,068	$12,873,549
Net financial (liability) / asset		$(10,878,022)	$414,459
(i)	Cash, short-term investments, trade and other receivables, prepayments, trade and other payables, financial debts and lease liabilities are recorded at carrying value, which approximates fair value due to their short-term nature and generally negligible credit losses.
(ii)	Fair value of cash equivalent, short-term investment and warrants has been determined using the quoted market price at the year end (level 1).

Schedule of Fixed Rate Instruments	The Group has not entered into derivative contracts to hedge this exposure.
Fixed-rate instruments	As of June 30, 2024	As of June 30, 2023
Current financial liabilities	(2,555,683)	(2,546,243)
Non-current financial liabilities	(11,703,708)	(99,046)